Tax On Profit On Ordinary Activities - Tax on Items Charged to Equity and Comprehensive Income (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Income Taxes [Abstract]
Deferred tax - share-based compensation	£ 69	£ 368	£ 3,919
Current tax - share-based compensation	0	(311)	(2,318)
Total charge to equity	£ 69	£ 57	£ 1,601